Taxation - Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate (Parentheticals) (Details)	12 Months Ended
Dec. 31, 2025
Schedule of Reconciliation of Tax Computed by Applying the Statutory Income Tax Rate [Abstract]
Statutory income tax rate	25.00%